Share capital - Schedule of reconciliation of the share capital (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 29, 2022	Feb. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance			$ 54,131,038	$ 36,308,583	$ 36,277,477
Share repurchase			(1,926,237)
Shares issued				38,341,407	22,051,803
Share based payments			1,531,258	7,443,931	9,426,961
Share options exercised					59,562
Lucid acquisition				7,290,731
Ending balance			30,542,220	54,131,038	36,308,583
Class A share capital
Disclosure of classes of share capital [line items]
Beginning balance			$ 151,588	$ 151,588	$ 151,588
Beginning balance (shares)			72	72	72
Ending balance			$ 151,588	$ 151,588	$ 151,588
Ending balance (shares)			72	72	72
Class B share capital
Disclosure of classes of share capital [line items]
Beginning balance			$ 152,173,089	$ 103,056,538	$ 73,586,337
Beginning balance (shares)			40,450,754	19,161,620	7,905,727
Share repurchase			$ (7,523,117)
Share repurchase (shares)			(1,999,800)
Shares issued				$ 38,341,407	$ 22,242,975
Shares issued (shares)				15,480,462	8,925,942
Share based payments		$ 3,576,875	$ 169,500	$ 3,751,412	$ 6,663,479
Share-based payments (shares)		1,349,764	158,144	1,462,558	2,307,569
Share options exercised					$ 563,747
Share options exercised (shares)					22,382
Share cancellation			$ (1,752,090)
Share cancelation (shares)	(504,888)		(504,888)	(156,278)
PSU converted to shares			$ 191,590
PSU converted to shares (shares)			400,000
Lucid acquisition				$ 7,023,732
Lucid acquisition (shares)				4,502,392
Ending balance			$ 143,258,972	$ 152,173,089	$ 103,056,538
Ending balance (shares)			38,504,210	40,450,754	19,161,620
Warrants
Disclosure of classes of share capital [line items]
Beginning balance			$ 5,137,417	$ 4,968,958	$ 4,321,989
Beginning balance (shares)			6,956,795	6,749,109	467,451
Shares issued				$ 0	$ 1,110,904
Shares issued (shares)				0	6,335,758
Share based payments				$ 98,513
Share-based payments (shares)				100,000
Lucid acquisition				$ 70,563
Lucid acquisition (shares)				112,162
Warrants expired			$ (2,995,017)	$ (617)	$ (463,935)
Warrants expired (shares)			(474,702)	(4,476)	(54,100)
Ending balance			$ 2,142,400	$ 5,137,417	$ 4,968,958
Ending balance (shares)			6,482,093	6,956,795	6,749,109